Fair Value Measurements	12 Months Ended
Dec. 31, 2019
Fair Value Measurements	FAIR VALUE MEASUREMENTS

The disclosures in this note apply to all Registrants except AEPTCo unless indicated otherwise.

Fair Value Measurements of Long-term Debt (Applies to all Registrants)

The fair values of Long-term Debt are based on quoted market prices, without credit enhancements, for the same or similar issues and the current interest rates offered for instruments with similar maturities classified as Level 2 measurement inputs.  These instruments are not marked-to-market.  The estimates presented are not necessarily indicative of the amounts that could be realized in a current market exchange. The fair value of AEP’s Equity Units (Level 1) are valued based on publicly traded securities issued by AEP.

The book values and fair values of Long-term Debt are summarized in the following table:

	December 31,
	2019		2018
Company	Book Value	Fair Value	Book Value	Fair Value
	(in millions)
AEP (a)	$26,725.5	$30,172.0	$23,346.7	$24,093.9
AEP Texas	4,558.4	4,981.5	3,881.3	3,964.6
AEPTCo	3,427.3	3,868.0	2,823.0	2,782.4
APCo	4,363.8	5,253.1	4,062.6	4,473.3
I&M	3,050.2	3,453.8	3,035.4	3,070.2
OPCo	2,082.0	2,554.3	1,716.6	1,919.7
PSO	1,386.2	1,603.3	1,287.0	1,361.9
SWEPCo	2,655.6	2,927.9	2,713.4	2,670.2

(a)
The fair value amount includes debt related to AEP’s Equity Units issued in March 2019 and had a fair value of $871 million as of December 31, 2019. See “Equity Units” section of Note 14 for additional information.

Fair Value Measurements of Other Temporary Investments (Applies to AEP)

Other Temporary Investments include marketable securities that management intends to hold for less than one year and investments by AEP’s protected cell of EIS.  See “Other Temporary Investments” section of Note 1 for additional information.

The following is a summary of Other Temporary Investments:

	December 31, 2019
		Gross	Gross
		Unrealized	Unrealized	Fair
Other Temporary Investments	Cost	Gains	Losses	Value
	(in millions)
Restricted Cash and Other Cash Deposits (a)	$214.7	$—	$—	$214.7
Fixed Income Securities – Mutual Funds (b)	123.2	0.1	—	123.3
Equity Securities – Mutual Funds	29.2	21.3	—	50.5
Total Other Temporary Investments	$367.1	$21.4	$—	$388.5

	December 31, 2018
		Gross	Gross
		Unrealized	Unrealized	Fair
Other Temporary Investments	Cost	Gains	Losses	Value
	(in millions)
Restricted Cash and Other Cash Deposits (a)	$230.6	$—	$—	$230.6
Fixed Income Securities – Mutual Funds (b)	106.6	—	(2.3)	104.3
Equity Securities – Mutual Funds	17.8	16.4	—	34.2
Total Other Temporary Investments	$355.0	$16.4	$(2.3)	$369.1

(a)	Primarily represents amounts held for the repayment of debt.

(b)	Primarily short and intermediate maturities which may be sold and do not contain maturity dates.

The following table provides the activity for fixed income and equity securities within Other Temporary Investments:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Proceeds from Investment Sales	$21.2	$—	$—
Purchases of Investments	45.0	3.1	14.2
Gross Realized Gains on Investment Sales	—	—	—
Gross Realized Losses on Investment Sales	0.4	—	—

For details of the reasons for changes in Securities Available for Sale included in Accumulated Other Comprehensive Income (Loss) for the years ended December 31, 2018 and 2017, see Note 3 - Comprehensive Income.

Fair Value Measurements of Trust Assets for Decommissioning and SNF Disposal (Applies to AEP and I&M)

Securities held in trust funds for decommissioning nuclear facilities and for the disposal of SNF are recorded at fair value.  See “Nuclear Trust Funds” section of Note 1.

The following is a summary of nuclear trust fund investments:

	December 31,
	2019			2018
		Gross	Other-Than-		Gross	Other-Than-
	Fair	Unrealized	Temporary	Fair	Unrealized	Temporary
	Value	Gains	Impairments	Value	Gains	Impairments
	(in millions)
Cash and Cash Equivalents	$15.3	$—	$—	$22.5	$—	$—
Fixed Income Securities:
United States Government	1,112.5	55.5	(6.1)	996.1	26.7	(7.1)
Corporate Debt	72.4	5.3	(1.6)	52.4	1.1	(1.9)
State and Local Government	7.6	0.7	(0.2)	8.6	0.6	(0.2)
Subtotal Fixed Income Securities	1,192.5	61.5	(7.9)	1,057.1	28.4	(9.2)
Equity Securities - Domestic (a)	1,767.9	1,144.4	—	1,395.3	766.3	—
Spent Nuclear Fuel and Decommissioning Trusts	$2,975.7	$1,205.9	$(7.9)	$2,474.9	$794.7	$(9.2)

(a)
Amount reported as Gross Unrealized Gains includes unrealized gains of $1.1 billion and $784 million and unrealized losses of $5 million and $18 million as of December 31, 2019 and 2018, respectively. AEP adopted ASU 2016-01 during the first quarter of 2018 by means of a modified retrospective approach. Due to the adoption of the ASU, Other-Than-Temporary Impairments are no longer applicable to Equity Securities with readily determinable fair values.

The following table provides the securities activity within the decommissioning and SNF trusts:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Proceeds from Investment Sales	$1,473.0	$2,010.0	$2,256.3
Purchases of Investments	1,531.0	2,064.7	2,300.5
Gross Realized Gains on Investment Sales	76.5	47.5	200.7
Gross Realized Losses on Investment Sales	24.3	32.8	146.0

The base cost of fixed income securities was $1.1 billion and $1 billion as of December 31, 2019 and 2018, respectively.  The base cost of equity securities was $623 million and $629 million as of December 31, 2019 and 2018, respectively.

The fair value of fixed income securities held in the nuclear trust funds, summarized by contractual maturities, as of December 31, 2019 was as follows:

Fair Value of Fixed
Income Securities
(in millions)
Within 1 year	$371.0
After 1 year through 5 years	386.2
After 5 years through 10 years	217.3
After 10 years	218.0
Total	$1,192.5

Fair Value Measurements of Financial Assets and Liabilities

For a discussion of fair value accounting and the classification of assets and liabilities within the fair value hierarchy, see the “Fair Value Measurements of Assets and Liabilities” section of Note 1.

The following tables set forth, by level within the fair value hierarchy, the Registrants’ financial assets and liabilities that were accounted for at fair value on a recurring basis.  As required by the accounting guidance for “Fair Value Measurements and Disclosures,” financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.  Management’s assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels.  There have not been any significant changes in management’s valuation techniques.

AEP

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2019

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Other Temporary Investments
Restricted Cash and Other Cash Deposits (a)	$197.6	$—	$—	$17.1	$214.7
Fixed Income Securities – Mutual Funds	123.3	—	—	—	123.3
Equity Securities – Mutual Funds (b)	50.5	—	—	—	50.5
Total Other Temporary Investments	371.4	—	—	17.1	388.5

Risk Management Assets
Risk Management Commodity Contracts (c) (d)	4.0	440.1	369.2	(404.5)	408.8
Cash Flow Hedges:
Commodity Hedges (c)	—	15.0	3.2	(6.7)	11.5
Interest Rate Hedges	—	4.6	—	—	4.6
Fair Value Hedges	—	14.5	—	—	14.5
Total Risk Management Assets	4.0	474.2	372.4	(411.2)	439.4

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (e)	6.7	—	—	8.6	15.3
Fixed Income Securities:
United States Government	—	1,112.5	—	—	1,112.5
Corporate Debt	—	72.4	—	—	72.4
State and Local Government	—	7.6	—	—	7.6
Subtotal Fixed Income Securities	—	1,192.5	—	—	1,192.5
Equity Securities – Domestic (b)	1,767.9	—	—	—	1,767.9
Total Spent Nuclear Fuel and Decommissioning Trusts	1,774.6	1,192.5	—	8.6	2,975.7

Total Assets	$2,150.0	$1,666.7	$372.4	$(385.5)	$3,803.6

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (d)	$3.8	$450.0	$224.0	$(438.8)	$239.0
Cash Flow Hedges:
Commodity Hedges (c)	—	105.3	38.5	(6.7)	137.1
Total Risk Management Liabilities	$3.8	$555.3	$262.5	$(445.5)	$376.1
AEP

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2018

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Other Temporary Investments
Restricted Cash and Other Cash Deposits (a)	$221.5	$—	$—	$9.1	$230.6
Fixed Income Securities – Mutual Funds	104.3	—	—	—	104.3
Equity Securities – Mutual Funds (b)	34.2	—	—	—	34.2
Total Other Temporary Investments	360.0	—	—	9.1	369.1

Risk Management Assets
Risk Management Commodity Contracts (c) (f)	3.8	326.5	340.9	(288.5)	382.7
Cash Flow Hedges:
Commodity Hedges (c)	—	24.1	12.7	(2.7)	34.1
Total Risk Management Assets	3.8	350.6	353.6	(291.2)	416.8

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (e)	12.3	—	—	10.2	22.5
Fixed Income Securities:
United States Government	—	996.1	—	—	996.1
Corporate Debt	—	52.4	—	—	52.4
State and Local Government	—	8.6	—	—	8.6
Subtotal Fixed Income Securities	—	1,057.1	—	—	1,057.1
Equity Securities – Domestic (b)	1,395.3	—	—	—	1,395.3
Total Spent Nuclear Fuel and Decommissioning Trusts	1,407.6	1,057.1	—	10.2	2,474.9

Total Assets	$1,771.4	$1,407.7	$353.6	$(271.9)	$3,260.8

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (f)	$4.2	$327.0	$185.6	$(274.7)	$242.1
Cash Flow Hedges:
Commodity Hedges (c)	—	24.8	36.8	(2.7)	58.9
Fair Value Hedges	—	17.4	—	—	17.4
Total Risk Management Liabilities	$4.2	$369.2	$222.4	$(277.4)	$318.4

AEP Texas
Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2019

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Restricted Cash for Securitized Funding	$154.7	$—	$—	$—	$154.7

December 31, 2018

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Restricted Cash for Securitized Funding	$156.7	$—	$—	$—	$156.7

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c)	$—	$0.7	$—	$(0.5)	$0.2

APCo
Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2019

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Restricted Cash for Securitized Funding	$23.5	$—	$—	$—	$23.5

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	—	84.6	40.5	(85.6)	39.5

Total Assets	$23.5	$84.6	$40.5	$(85.6)	$63.0

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$84.0	$2.8	$(84.9)	$1.9

December 31, 2018

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Restricted Cash for Securitized Funding	$25.6	$—	$—	$—	$25.6

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	0.1	59.1	58.3	(59.4)	58.1

Total Assets	$25.7	$59.1	$58.3	$(59.4)	$83.7

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$0.2	$58.4	$0.5	$(58.5)	$0.6

I&M

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2019

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	$—	$59.5	$8.0	$(57.6)	$9.9

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (e)	6.7	—	—	8.6	15.3
Fixed Income Securities:
United States Government	—	1,112.5	—	—	1,112.5
Corporate Debt	—	72.4	—	—	72.4
State and Local Government	—	7.6	—	—	7.6
Subtotal Fixed Income Securities	—	1,192.5	—	—	1,192.5
Equity Securities - Domestic (b)	1,767.9	—	—	—	1,767.9
Total Spent Nuclear Fuel and Decommissioning Trusts	1,774.6	1,192.5	—	8.6	2,975.7

Total Assets	$1,774.6	$1,252.0	$8.0	$(49.0)	$2,985.6

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$53.4	$2.2	$(55.1)	$0.5

December 31, 2018

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	$—	$42.1	$10.3	$(43.2)	$9.2

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (e)	12.3	—	—	10.2	22.5
Fixed Income Securities:
United States Government	—	996.1	—	—	996.1
Corporate Debt	—	52.4	—	—	52.4
State and Local Government	—	8.6	—	—	8.6
Subtotal Fixed Income Securities	—	1,057.1	—	—	1,057.1
Equity Securities - Domestic (b)	1,395.3	—	—	—	1,395.3
Total Spent Nuclear Fuel and Decommissioning Trusts	1,407.6	1,057.1	—	10.2	2,474.9

Total Assets	$1,407.6	$1,099.2	$10.3	$(33.0)	$2,484.1

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$0.1	$41.2	$1.4	$(42.3)	$0.4

OPCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2019

	Level 1	Level 2	Level 3	Other	Total
Liabilities:	(in millions)

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$—	$103.6	$—	$103.6

December 31, 2018

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Restricted Cash for Securitized Funding	$27.6	$—	$—	$—	$27.6

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$0.8	$99.4	$(0.6)	$99.6

PSO

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2019

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	$—	$—	$16.3	$(0.5)	$15.8

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$—	$0.5	$(0.5)	$—

December 31, 2018

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	$—	$—	$10.8	$(0.4)	$10.4

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$0.3	$1.3	$(0.6)	$1.0

SWEPCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2019

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	$—	$—	$6.5	$(0.1)	$6.4

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$—	$5.1	$(0.1)	$5.0

December 31, 2018

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	$—	$—	$5.6	$(0.8)	$4.8

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$0.4	$3.3	$(1.1)	$2.6

(a)
Amounts in “Other” column primarily represent cash deposits in bank accounts with financial institutions or third-parties. Level 1 and Level 2 amounts primarily represent investments in money market funds.

(b)	Amounts represent publicly traded equity securities and equity-based mutual funds.

(c)	Amounts in “Other” column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for “Derivatives and Hedging.”

(d)
The December 31, 2019 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 2 matures $(7) million in 2020 and $(3) million in periods 2021-2023; Level 3 matures $96 million in 2020, $36 million in periods 2021-2023, $25 million in periods 2024-2025 and $(12) million in periods 2026-2032. Risk management commodity contracts are substantially comprised of power contracts.

(e)	Amounts in “Other” column primarily represent accrued interest receivables from financial institutions. Level 1 amounts primarily represent investments in money market funds.

(f)
The December 31, 2018 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 2 matures $(4) million in 2019, $1 million in periods 2020-2022, $1 million in periods 2023-2024 and $1 million in periods 2025-2032; Level 3 matures $108 million in 2019, $37 million in periods 2020-2022, $23 million in periods 2023-2024 and $(12) million in periods 2025-2032.  Risk management commodity contracts are substantially comprised of power contracts.

(g)	Substantially comprised of power contracts for the Registrant Subsidiaries.
The following tables set forth a reconciliation of changes in the fair value of net trading derivatives classified as Level 3 in the fair value hierarchy:

Year Ended December 31, 2019	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of December 31, 2018	$131.2	$57.8	$8.9	$(99.4)	$9.5	$2.3
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (a) (b)	15.8	(13.9)	4.7	(0.9)	13.5	6.0
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (a)	(0.1)	—	—	—	—	—
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income (c)	(15.1)	—	—	—	—	—
Settlements	(117.6)	(42.5)	(13.0)	6.6	(23.0)	(9.6)
Transfers into Level 3 (d) (e)	(0.6)	(0.5)	(0.3)	—	—	—
Transfers out of Level 3 (e)	35.6	(0.7)	(0.4)	—	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (f)	60.7	37.5	5.9	(9.9)	15.8	2.7
Balance as of December 31, 2019	$109.9	$37.7	$5.8	$(103.6)	$15.8	$1.4

Year Ended December 31, 2018	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of December 31, 2017	$40.3	$24.7	$7.6	$(132.4)	$6.2	$5.9
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (a) (b)	148.9	104.1	14.2	1.8	18.1	(4.8)
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (a)	9.8	—	—	—	—	—
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income (c)	15.7	—	—	—	—	—
Settlements	(214.0)	(127.9)	(21.3)	4.6	(24.3)	(2.1)
Transfers into Level 3 (d) (e)	15.8	—	—	—	—	—
Transfers out of Level 3 (e)	(1.6)	—	(0.3)	—	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (f)	116.3	56.9	8.7	26.6	9.5	3.3
Balance as of December 31, 2018	$131.2	$57.8	$8.9	$(99.4)	$9.5	$2.3

Year Ended December 31, 2017	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of December 31, 2016	$2.5	$1.4	$2.8	$(119.0)	$0.7	$0.7
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (a) (b)	37.3	17.2	4.0	(1.4)	3.1	6.0
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (a)	33.6	—	—	—	—	—
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income (c)	(18.8)	—	—	—	—	—
Settlements	(50.6)	(18.9)	(7.1)	7.4	(3.8)	(6.8)
Transfers into Level 3 (d) (e)	16.2	—	—	—	—	—
Transfers out of Level 3 (e)	(10.1)	—	—	—	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (f)	30.2	25.0	7.9	(19.4)	6.2	6.0
Balance as of December 31, 2017	$40.3	$24.7	$7.6	$(132.4)	$6.2	$5.9

(a)	Included in revenues on the statements of income.

(b)	Represents the change in fair value between the beginning of the reporting period and the settlement of the risk management commodity contract.

(c)	Included in cash flow hedges on the statements of comprehensive income.

(d)	Represents existing assets or liabilities that were previously categorized as Level 2.

(e)	Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.

(f)	Relates to the net gains (losses) of those contracts that are not reflected on the statements of income. These net gains (losses) are recorded as regulatory assets/liabilities or accounts payable.

The following tables quantify the significant unobservable inputs used in developing the fair value of Level 3 positions:

Significant Unobservable Inputs
December 31, 2019
AEP

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input	Low	High	Average (c)
	(in millions)
Energy Contracts	$296.7	$249.3	Discounted Cash Flow	Forward Market Price (a)	$(0.05)	$177.30	$31.31
Natural Gas Contracts	—	4.9	Discounted Cash Flow	Forward Market Price (b)	1.89	2.51	2.19
FTRs	75.7	8.3	Discounted Cash Flow	Forward Market Price (a)	(8.52)	9.34	0.42
Total	$372.4	$262.5

December 31, 2018

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input	Low	High	Average (c)
	(in millions)
Energy Contracts	$257.1	$212.5	Discounted Cash Flow	Forward Market Price (a)	$(0.05)	$176.57	$33.07
Natural Gas Contracts	—	2.5	Discounted Cash Flow	Forward Market Price (b)	2.18	3.54	2.47
FTRs	96.5	7.4	Discounted Cash Flow	Forward Market Price (a)	(11.68)	17.79	1.09
Total	$353.6	$222.4

APCo

Significant Unobservable Inputs
December 31, 2019

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average (c)
	(in millions)
Energy Contracts	$5.7	$2.6	Discounted Cash Flow	Forward Market Price	$12.70	$41.20	$25.92
FTRs	34.8	0.2	Discounted Cash Flow	Forward Market Price	(0.14)	7.08	1.70
Total	$40.5	$2.8

December 31, 2018

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average (c)
	(in millions)
Energy Contracts	$2.4	$0.5	Discounted Cash Flow	Forward Market Price	$16.82	$62.65	$37.00
FTRs	55.9	—	Discounted Cash Flow	Forward Market Price	0.10	15.16	3.27
Total	$58.3	$0.5

I&M

Significant Unobservable Inputs
December 31, 2019

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average (c)
	(in millions)
Energy Contracts	$3.4	$1.5	Discounted Cash Flow	Forward Market Price	$12.70	$41.20	$25.92
FTRs	4.6	0.7	Discounted Cash Flow	Forward Market Price	(0.75)	4.07	0.74
Total	$8.0	$2.2

December 31, 2018

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average (c)
	(in millions)
Energy Contracts	$1.4	$0.9	Discounted Cash Flow	Forward Market Price	$16.82	$62.65	$37.00
FTRs	8.9	0.5	Discounted Cash Flow	Forward Market Price	(2.11)	6.21	1.06
Total	$10.3	$1.4

OPCo

Significant Unobservable Inputs
December 31, 2019

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average (c)
(in millions)
Energy Contracts	$—	$103.6	Discounted Cash Flow	Forward Market Price	$29.23	$61.43	$42.46

December 31, 2018

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average (c)
(in millions)
Energy Contracts	$—	$99.4	Discounted Cash Flow	Forward Market Price	$26.29	$62.74	$42.50

PSO

Significant Unobservable Inputs
December 31, 2019

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average (c)
(in millions)
FTRs	$16.3	$0.5	Discounted Cash Flow	Forward Market Price	$(8.52)	$0.85	$(2.31)

December 31, 2018

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average (c)
(in millions)
FTRs	$10.8	$1.3	Discounted Cash Flow	Forward Market Price	$(11.68)	$10.30	$(1.40)

SWEPCo

Significant Unobservable Inputs
December 31, 2019

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input	Low	High	Average (c)
	(in millions)
Natural Gas Contracts	$—	$4.9	Discounted Cash Flow	Forward Market Price (b)	$1.89	$2.51	$2.18
FTRs	6.5	0.2	Discounted Cash Flow	Forward Market Price (a)	(8.52)	0.85	(2.31)
Total	$6.5	$5.1

December 31, 2018

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input	Low	High	Average (c)
	(in millions)
Natural Gas Contracts	$—	$2.5	Discounted Cash Flow	Forward Market Price (b)	$2.18	$3.54	$2.47
FTRs	5.6	0.8	Discounted Cash Flow	Forward Market Price (a)	(11.68)	10.30	(1.40)
Total	$5.6	$3.3

(a)	Represents market prices in dollars per MWh.

(b)	Represents market prices in dollars per MMBtu.

(c)	The weighted average is the product of the forward market price of the underlying commodity and volume weighted by term.

The following table provides the measurement uncertainty of fair value measurements to increases (decreases) in significant unobservable inputs related to Energy Contracts, Natural Gas Contracts and FTRs for the Registrants as of December 31, 2019 and 2018:

Uncertainty of Fair Value Measurements

Significant Unobservable Input	Position	Change in Input	Impact on Fair Value Measurement
Forward Market Price	Buy	Increase (Decrease)	Higher (Lower)
Forward Market Price	Sell	Increase (Decrease)	Lower (Higher)